Segment Reporting (Tables)	9 Months Ended
Sep. 30, 2016
Segment Reporting [Abstract]
Schedule of Company's Revenue and Income From Operations by Segment
The following table includes results for the Company’s revenues and income from vessel operations by segment for the period ended September 30, 2016.

Three Months Ended September 30, 2016
	Conventional	Ship-to-Ship
	Tanker	Transfer	Inter-segment
	Segment	Segment	Adjustment (1)	Total
Revenues	95,626	9,837	(842)	104,621
Voyage expenses	(15,775)	—	842	(14,933)
Vessel operating expenses	(37,462)	(7,321)	—	(44,783)
Time-charter hire expense	(10,784)	(551)	—	(11,335)
Depreciation and amortization	(24,651)	(1,237)	—	(25,888)
General and administrative expenses	(2,955)	(617)	—	(3,572)
Asset impairment	(7,766)	—	—	(7,766)
Loss on sale of vessel	(137)	—	—	(137)
(Loss) income from operations (2)	(3,904)	111	—	(3,793)

Equity Income	1,045	—	—	1,045

(1)
The ship-to-ship transfer segment provides lightering support services to the conventional tanker segment for full service lightering operations and the pricing for such services is based on estimated costs incurred of approximately $25,000 per voyage.

(2)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

Three months ended September 30, 2015
	Conventional	Ship-to-Ship
	Tanker	Transfer	Inter-segment
	Segment	Segment	Adjustment (1)	Total
Revenues	117,863	8,850	(312)	126,401
Voyage expenses	(2,461)	(192)	—	(2,653)
Vessel operating expenses	(29,164)	(6,415)	312	(35,267)
Time-charter hire expense	(21,344)	(38)	—	(21,382)
Depreciation and amortization	(17,234)	(644)	—	(17,878)
General and administrative expenses	(3,398)	(912)	—	(4,310)
Restructuring charges	—	(327)	—	(327)
Income from operations (2)	44,262	322	—	44,584

Equity Income	2,762	—	—	2,762

(1)
The ship-to-ship transfer segment provides lightering support services to the conventional tanker segment for full service lightering operations and the pricing for such services is based on estimated costs incurred of approximately $25,000 per voyage.

(2)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

Nine Months Ended September 30, 2016
	Conventional	Ship-to-Ship
	Tanker	Transfer	Inter-segment
	Segment	Segment	Adjustment (1)	Total
Revenues	380,283	30,922	(2,013)	409,192
Voyage expenses	(39,527)	—	2,013	(37,514)
Vessel operating expenses	(112,248)	(23,997)	—	(136,245)
Time-charter hire expense	(46,670)	(1,294)	—	(47,964)
Depreciation and amortization	(74,925)	(3,651)	—	(78,576)
General and administrative expenses	(11,359)	(2,415)	—	(13,774)
Asset impairments	(14,186)	—	—	(14,186)
Loss on sale of vessel	(137)	—	—	(137)
Income (loss) from operations (2)	81,231	(435)	—	80,796

Equity Income	9,599	—	—	9,599

(1)
The ship-to-ship transfer segment provides lightering support services to the conventional tanker segment for full service lightering operations and the pricing for such services is based on estimated costs incurred of approximately $25,000 per voyage.

(2)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

Nine months ended September 30, 2015
	Conventional	Ship-to-Ship
	Tanker	Transfer	Inter-segment
	Segment	Segment	Adjustment (1)	Total
Revenues	336,669	8,850	(312)	345,207
Voyage expenses	(9,972)	(192)	—	(10,164)
Vessel operating expenses	(80,982)	(6,415)	312	(87,085)
Time-charter hire expense	(53,140)	(38)	—	(53,178)
Depreciation and amortization	(47,702)	(644)	—	(48,346)
General and administrative expenses	(10,080)	(912)	—	(10,992)
Restructuring charges	(4,445)	(327)	—	(4,772)
Income from operations (2)	130,348	322	—	130,670

Equity Income	8,931	—	—	8,931

(1)
The ship-to-ship transfer segment provides lightering support services to the conventional tanker segment for full service lightering operations and the pricing for such services is based on estimated costs incurred of approximately $25,000 per voyage.

(2)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

Reconciliation of Total Segment Assets to Total Assets Presented in Consolidated Balance Sheets
A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets is as follows:

	As at	As at
	September 30, 2016	December 31, 2015
	$	$
Conventional Tanker	1,842,803	2,020,317
Ship-to-Ship Transfer	30,499	24,429
Cash and cash equivalents	59,237	96,417
Accounts receivable	25,245	28,313
Consolidated total assets	1,957,784	2,169,476